(Lepercq-Istel Fund LOGO)

SEMI-ANNUAL
REPORT
June 30, 1999

LEPERCQ-ISTEL FUND

AUGUST 5, 1999

DEAR SHAREHOLDERS:

In the table below is a report on the performance of your Fund for the second quarter and the first half of 1999. For comparative purposes, we have also provided performance information for some relevant benchmarks.

                                       SECOND QUARTER 1999      FIRST HALF 1999
                                       -------------------      ---------------
     Lepercq-Istel Fund                          5.67%               3.92%
     Lipper Capital Appreciation Average         8.61%              13.43%
     Lipper General Equity Average              10.16%              11.84%
     Standard & Poor's 500                       7.05%              12.38%

The U.S. economy continues to perform superbly. Prospects for the global economy have also considerably brightened with the recent improvement in Europe and Asia. With global economic recovery seemingly secured, the Federal Reserve has begun a process of switching monetary policy from fighting a potential global recession to one focused on keeping a lid on inflation.

Stock investors' celebration of accelerating corporate profit growth has started to become dampened by fears that higher rates will cut short this trend. Low interest rates have been a key pillar to the bull market of the past five years so changes in the rate environment will have to be watched closely.

The second quarter saw several additions to the Fund's portfolio including Dupont, Great Lakes Chemical, Johnson & Johnson, CMGI, eBay and Broadcast.com (as a proxy for Yahoo!). Dupont and Great Lakes Chemical both have large chemical businesses which are benefiting from the global recovery. More importantly, both companies have recently appointed CEOs who are speeding up the transformation of their companies to enhance growth and reduce cyclicality. Johnson & Johnson, the healthcare giant, has been a perennial favorite of ours for its ability to continuously adapt. More recently, Johnson & Johnson has taken several new initiatives, including acquiring biotechnology company Centoeur to strengthen its pharmaceutical pipeline. Additionally, the Fund invested in three leading companies in the internet sector. We believe CMGI, eBay and Yahoo! all have highly profitable business models and can grow exponentially over time. Given that we see the internet as the biggest driver of change in business today, we believe some exposure to the sector is warranted.

Thank you for your continued support.

Sincerely,

/s/ Tsering Ngudu                   /s/ Jerry Getsos

Tsering Ngudu                       Jerry Getsos
President and Portfolio Manager     Executive Vice President and
                                    Portfolio Manager

           Past performance is not predictive of future performances.

LEPERCQ-ISTEL FUND

SCHEDULE OF INVESTMENTS
JUNE 30, 1999
(UNAUDITED)

 NUMBER OF                                                    MARKET
  SHARES                                                       VALUE
 ---------                                                   ---------
            COMMON STOCKS - 78.85%
            BANKS - 10.98%
    40,000  Bank of New York                              $  1,467,500
    14,000  Chase Manhattan                                  1,212,750
    30,000  U.S. Bancorp                                     1,020,000
                                                          ------------
                                                             3,700,250
                                                          ------------
            CHEMICAL/COMMODITY - 6.10%
    20,000  du Pont (E. I.)
              de Nemours                                     1,366,250
    15,000  Great Lakes Chemical                               690,938
                                                          ------------
                                                             2,057,188
                                                          ------------
            CLOTHING - 3.47%
    60,000  Russell                                          1,170,000
                                                          ------------
            COMMUNICATIONS - 4.22%
    15,000  Motorola                                         1,421,250
                                                          ------------
            COMPUTERS/INFORMATION - 3.29%
    30,000  Dell*<F1>                                        1,110,000
                                                          ------------
            ENERGY/PIPELINES - 3.57%
   125,000  Ocean Energy*<F1>                                1,203,125
                                                          ------------
            INDUSTRIAL/COMMERCIAL
              SERVICES - 2.90%
    20,000  First Data                                         978,750
                                                          ------------
            INTERNET - 9.37%
    10,000  Broadcast.com*<F1>                               1,335,625
    10,000  CMGI*<F1>                                        1,140,625
     4,500  eBay*<F1>                                          681,188
                                                          ------------
                                                             3,157,438
                                                          ------------
            MEDIA/BROADCASTING - 4.12%
    32,000  CBS*<F1>                                         1,390,000
                                                          ------------
            MEDICAL SUPPLIES - 3.40%
    15,000  Bausch & Lomb                                    1,147,500
                                                          ------------
            PHARMACEUTICALS - 9.42%
    15,000  Johnson & Johnson                                1,470,000
    30,000  Pharmacia & Upjohn                               1,704,375
                                                          ------------
                                                             3,174,375
                                                          ------------
            SOFTWARE/PROCESSING - 4.72%
    60,000  Novell*<F1>                                      1,590,000
                                                          ------------
            TELEPHONE - 10.71%
    25,000  AT&T                                             1,395,312
    18,500  Frontier Corporation                             1,091,500
    34,000  Qwest Communications*<F1>                        1,124,125
                                                          ------------
                                                             3,610,937
                                                          ------------
            COMMON STOCKS,
              INTERNATIONAL - 2.58%
    10,000  Nortel Networks                                    868,125
                                                          ------------
            TOTAL COMMON STOCKS
              (COST $21,677,623)                            26,578,938
                                                          ------------

            RESTRICTED
              SECURITIES +<F2> - 0.00% (Note 2)
    38,020  WestFed Holdings,
              Class B, Common*<F1>                                   1
   128,290  WestFed Holdings,
              15.50%, Convertible
              Preferred*<F1>                                         1
                                                          ------------
            Total Restricted
              Securities
              (Cost $11,126,810)                                     2
                                                          ------------
 PRINCIPAL                                                   MARKET
  AMOUNT                                                      VALUE
 ---------                                                 ----------
            U.S. TREASURY BILLS - 19.97%
$4,270,000  U.S. Treasury Bill,
              due 7/29/99                                 $  4,255,523
 2,500,000  U.S. Treasury Bill,
              due 9/16/99                                    2,475,617
                                                          ------------
            Total U.S. Treasury Bills
              (Cost $6,730,659)                              6,731,140
                                                          ------------
            VARIABLE RATE
              DEMAND NOTES#<F3> - 1.48%
   182,806  American Family
              Financial Services,
              4.91%                                            182,806
   317,120  Wisconsin Electric
              Power Company,
              4.91%                                            317,120
                                                          ------------
            Total Variable Rate
              Demand Notes
              (Cost $499,926)                                  499,926
                                                          ------------
            Total Investments -
              100.30%
              (Cost $40,035,018)                            33,810,006
                                                          ------------
            Liabilities Less Other
              Assets - (0.30%)                               (102,542)
                                                          ------------
            NET ASSETS -
              100.00%                                      $33,707,464
                                                          ------------
                                                          ------------

      *<F1>Non-income producing security.

      +<F2>The Westfed Holdings securities were acquired for a total cost of $2 in conjunction with the Agreement on Transfer of Assets between Lepercq, de Neuflize & Co. Incorporated and Pilgrim Management Corporation. As part of the Agreement on Transfer, the Fund acquired net tax operating loss carryforwards which are further explained in Note 5.

      #<F3>Variable Rate Demand Notes are considered short-term obligations and are payable on demand at the market value. Interest rates change periodically at specified dates. The rates shown here are as of June 30, 1999.

                 See accompanying notes to financial statements.

LEPERCQ-ISTEL FUND

STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 1999
(UNAUDITED)

ASSETS:
     Investments, at market value
       (Cost $40,035,018)                                  $33,810,006
     Dividends and interest
       receivable                                               15,776
     Other assets                                               18,452
                                                          ------------
     Total Assets                                           33,844,234
                                                          ------------

LIABILITIES:
     Payable to Adviser                                         61,591
     Accrued expenses and
       other liabilities                                        75,179
                                                          ------------

     Total Liabilities                                         136,770
                                                          ------------

NET ASSETS                                                 $33,707,464
                                                          ------------
                                                          ------------

NET ASSETS CONSIST OF:
     Capital stock                                         $34,666,409
     Accumulated undistributed
       net investment loss                                     (20,131)
     Accumulated undistributed
       net realized gains on
       investments                                           5,286,198
     Net unrealized depreciation
       on investments (Note 2)                              (6,225,012)
                                                          ------------

     Total Net Assets                                      $33,707,464
                                                          ------------
                                                          ------------

     Shares outstanding
       (unlimited shares of $1.00
       par value authorized)                                 1,629,246
     Net Asset Value, offering
       and redemption price                                     $20.69
                                                          ------------
                                                          ------------

STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED JUNE 30, 1999
(UNAUDITED)

INVESTMENT INCOME:
     Dividend income (net of taxes
       withheld of $1,071)                                  $  102,306
     Interest income                                           103,569
                                                          ------------
     Total income                                              205,875
                                                          ------------
EXPENSES:
     Investment advisory fee                                   121,005
     Administration fee                                         20,599
     Shareholder servicing fees
       and expense                                              17,001
     Fund accounting fee                                        10,899
     Custody fees                                                3,620
     Federal and state registration                              8,145
     Professional fees                                          32,798
     Reports to shareholders                                     2,224
     Trustee fees and expenses                                   7,630
     Other                                                       2,085
                                                          ------------
     Total expenses                                            226,006
                                                          ------------
NET INVESTMENT LOSS                                           (20,131)
                                                          ------------
REALIZED AND UNREALIZED
     GAIN (LOSS) on Investments:
     Net realized gain
       on investments                                        4,757,725
     Change in unrealized
       depreciation on investments                          (3,469,961)
                                                          ------------
     Net realized and unrealized
       gain on investments                                   1,287,764
                                                          ------------
NET INCREASE IN
     NET ASSETS RESULTING
     FROM OPERATIONS                                        $1,267,633
                                                          ------------
                                                          ------------

                 See accompanying notes to financial statements.

LEPERCQ-ISTEL FUND

STATEMENT OF CHANGES IN NET ASSETS
                                       SIX MONTHS ENDED     YEAR ENDED
                                        JUNE 30, 1999    DECEMBER 31, 1998
                                       ----------------  -----------------
                                          (UNAUDITED)
OPERATIONS:
  Net investment loss                    $      (20,131) $    (122,592)
  Net realized gain on investments            4,757,725      3,024,353
  Change in unrealized appreciation
    (depreciation) on investments            (3,469,961)     1,385,309
                                         --------------  -------------
  Net increase in net assets
    resulting from operations                 1,267,633      4,287,070
                                         --------------  -------------
DISTRIBUTIONS TO
SHAREHOLDERS FROM:
  Net realized gains                                  0     (3,246,117)
                                         --------------  -------------
CAPITAL SHARE TRANSACTIONS:
  Proceeds from shares subscribed               843,440      2,654,631
  Shares issued to holders in
    reinvestment of dividends                         0      2,487,870
  Cost of shares redeemed                    (1,216,898)    (1,819,378)
                                         --------------  -------------

  Net increase (decrease) in net assets
    from capital share transactions            (373,458)     3,323,123
                                         --------------  -------------
TOTAL INCREASE IN NET ASSETS                    894,175      4,364,076
                                         --------------  -------------
NET ASSETS:
  Beginning of year                          32,813,289     28,449,213
                                         --------------  -------------
  End of year (including undistributed
  net investment income (loss) of
  ($20,131) and $0, respectively)           $33,707,464    $32,813,289
                                         --------------  -------------
                                         --------------  -------------

                 See accompanying notes to financial statements.

FINANCIAL HIGHLIGHTS

                                       SIX MONTHS
                                          ENDED                                     YEAR ENDED
                                                                                    DECEMBER 31,
                                         JUNE 30,        -------------------------------------------------------------
                                           1999          1998           1997           1996          1995         1994
                                       -----------       ----           ----           ----          ----         ----
                                       (Unaudited)
PER SHARE DATA:
Net asset value, beginning of period     $19.91         $19.21         $19.03         $15.83        $13.17       $14.84
                                         ------         ------         ------         ------        ------       ------
Income from investment operations:
  Net investment income (loss)            (0.06)(1)<F11> (0.07)(1)<F11> (0.07)(1)<F11> (0.11)(1)<F11> 0.14(1)<F11> 0.18
  Net realized and unrealized gains
    (losses) on investments                0.84           2.90           1.69           4.26          3.42       (0.93)
                                         ------         ------         ------         ------        ------       ------
  Total from investment operations         0.78           2.83           1.62           4.15          3.56       (0.75)
                                         ------         ------         ------         ------        ------       ------
Less distributions:
  Dividends from net
    investment income                       --             --             --             --          (0.13)      (0.18)
  Dividends in excess of net
    investment income                       --             --             --             --            --        (0.03)
  Distributions from capital gains          --           (2.13)         (1.44)         (0.95)        (0.77)      (0.71)
                                         ------         ------         ------         ------        ------      ------
  Total distributions                       --           (2.13)         (1.44)         (0.95)        (0.90)      (0.92)
                                         ------         ------         ------         ------        ------      ------
Net asset value, end of period           $20.69         $19.91         $19.21         $19.03        $15.83      $13.17
                                         ------         ------         ------         ------        ------      ------
                                         ------         ------         ------         ------        ------      ------
Total return                              3.92%          15.4%           9.0%          26.3%         27.1%       (5.1%)
Supplemental data and ratios:
  Net assets (in millions) end
    of period                             $33.7          $32.8          $28.4          $24.2         $20.2       $18.5
  Ratio of expenses to average
    net assets                            1.40%(3)<F13>  1.48%          1.51%          1.65%(2)<F12> 1.50%       1.56%
  Ratio of net investment income
    (loss) to average net assets         (0.12%)(3)<F13>(0.40%)        (0.40%)        (0.65%)(2)<F12>0.89%       1.36%
  Portfolio turnover rate                70.61%         83.06%         71.20%         54.13%        59.72%      70.66%


(1)<F11> Net investment income per share is calculated using ending balances prior to consideration or adjustment for permanent book and tax differences.

(2)<F12> Without voluntary expense reimbursements of $13,000 for the year ended December 31, 1996, the ratio of expenses to average net assets would have been 1.71% and the ratio of net investment loss to average net assets would have been (0.71)%.

(3)<F13> Annualized.

                 See accompanying notes to financial statements.

NOTES TO FINANCIAL STATEMENTS - JUNE 30, 1999 (UNAUDITED)

1.   SIGNIFICANT ACCOUNTING POLICIES

 Lepercq-Istel Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end investment company, established under a Declaration of Trust dated April 8, 1986. The Trust was formerly a Delaware corporation established in 1953 known as Istel Fund, Inc. On April 8, 1986, the shareholders of Istel Fund, Inc. (the Trust's predecessor) approved a plan of reorganization (the "Reorganization") under which Istel Fund, Inc. converted its corporate structure to change from a Delaware corporation to a Massachusetts business trust. In accordance with the terms and conditions of the Reorganization, Istel Fund, Inc. changed its name to Lepercq-Istel Trust. The Trust currently consists of one series, Lepercq-Istel Fund (the "Fund"). The principal investment objective of the Fund is long-term capital appreciation. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles for investment companies.

 a) Investment Valuation--Investments in securities traded on a national securities exchange are valued at the last reported sale on the primary exchange on which they are traded. Investments not listed on a securities exchange and exchange-listed securities for which no sale was reported for that date are valued at the last reported bid price. Once short-term securities have a maturity of 60 days or less, they are valued at amortized cost which approximates market value; prior to that they are marked to market. Restricted securities for which quotations are not readily available are valued at fair value as determined by the Adviser under the supervision of the Board of Trustees.

 b) Federal Income Taxes--It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net income as well as any net realized gains to its shareholders. Therefore, no federal income tax provision is required. Generally accepted accounting principles require that permanent differences between financial reporting and tax reporting be reclassified between various components of net assets.

 c) Distributions to Shareholders--Dividends from net investment income and net realized capital gains, if any, are declared at least annually.

 d) Use of Estimates--The preparation of financial statements in conformity with generally accepted accounting principals requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

 e) Other--Investment and shareholder transactions are recorded on trade date. The Fund determines the gain or loss realized from the investment transactions by comparing the original cost of the security lot sold with the net sales proceeds. Dividend income is recognized on the ex-dividend date or as soon as information is available to the Fund, and interest income is recognized on an accrual basis. Discounts on securities purchased are amortized over the life of the respective security.

2.   RESTRICTED SECURITIES

 On June 30, 1999, the Fund held certain restricted securities (i.e., securities which may not be publicly sold without registration under the federal Securities Act of 1933, as amended, or without an exemption under such
 Act). These securities were acquired from the Pilgrim Corporate Utilities Fund on July 29, 1994, under an Agreement on Transfer of Assets between Lepercq, de Neuflize & Co. Incorporated the ("Adviser") and Pilgrim Management Corporation. On June 30, 1999 and on the date these restricted securities were acquired, there were no market quotations available for unrestricted securities of the same class. In the opinion of the Fund's Adviser these securities are worthless. Consequently, each position has been valued at $1 for a total value for all restricted securities of $2. The value at which these securities were acquired by the Fund, the original cost of these securities to Pilgrim Corporate Utilities Fund and the net unrealized loss that accrues to the Fund from the acquisition of these securities are as follows:

                                  ACQUISITION  ORIGINAL COST NET UNREALIZED LOSS
                                  COST TO FUND  TO PILGRIM     ACCRUED TO FUND
                                  ------------ ------------- -------------------
 Westfed Holdings, Class B, Common     $1      $     1,148       $     1,147
 Westfed Holdings, 15.50%,
     Convertible Preferred              1       11,125,662        11,125,661
                                               -----------       -----------
 Total restricted securities
   (Market Value of $2 at
   June 30, 1999)                              $11,126,810       $11,126,808
                                               -----------       -----------
                                               -----------       -----------
3.   AGREEMENTS

 The Fund has entered into an investment advisory agreement with Lepercq, de Neuflize & Co. Incorporated. The Adviser is entitled to receive a fee, computed and accrued daily and payable quarterly, at the annual rate of 0.75% of the Fund's average daily net assets.

 For the six months ended June 30, 1999, the Fund paid Lepercq, de Neuflize Securities Inc., a wholly owned subsidiary of the Adviser $10,530 of brokerage commissions.

 Firstar Mutual Fund Services, LLC serves as the Fund's transfer agent, administrator and fund accountant. Firstar Bank Milwaukee, N.A. serves as the Fund's custodian.

 The Board of Trustees, on behalf of the Fund, has adopted a Distribution Plan pursuant to Rule 12b-1 under the Investment Company Act of 1940 and a Shareholder Servicing Plan. Pursuant to the Distribution Plan, the Fund may incur distribution expenses of up to 0.75% per annum of its average daily net assets. The Distribution Plan provides that the Fund may finance activities which are primarily intended to result in the sale of the Fund's shares. In accordance with the Shareholder Servicing Plan, the Fund may enter into Shareholder Service Agreements under which it pays fees of up to 0.25% of the average daily net assets for fees incurred in connection with the personal service and maintenance of accounts holding the shares of the Fund.

4.   CAPITAL SHARE TRANSACTIONS

 Transactions in shares of beneficial interest were as follows:

                                       SIX MONTHS ENDED      YEAR ENDED
                                        JUNE 30, 1999      DECEMBER 31, 1998
                                       ----------------    -----------------
 Shares subscribed                          42,159             127,807
 Shares issued to holders in
    reinvestment of dividends                   --             132,263
 Shares redeemed                           (61,190)            (92,811)
                                           -------           ---------
 Net increase (decrease)                   (19,031)            167,259
                                           -------           ---------
                                           -------           ---------

5.   INVESTMENT TRANSACTIONS

The aggregate purchases and sales of securities, excluding short-term investments, for the Fund for the six months ended June 30, 1999, were as follows:

                                         U.S. GOVERNMENT      OTHER
                                         ---------------      -----
 Purchases                                      --         $19,700,915
 Sales                                          --          22,836,915

 At June 30, 1999, gross unrealized appreciation and depreciation of investments for federal income-tax purposes were as follows:

 Appreciation                            $   5,385,307
 (Depreciation)                            (11,610,319)
                                         -------------
 Net unrealized depreciation
   on investments                        $  (6,225,012)
                                         -------------
                                         -------------

 At June 30, 1999, the cost of investments for federal income-tax purposes was $40,035,018.

 The Fund acquired a tax capital loss carryforward from the Pilgrim Corporate Utilities Fund on July 29, 1994 under an Agreement on Transfer of Assets between the Adviser and Pilgrim Management Corporation. The Fund is limited to recognizing $332,593 of this loss per year until December 31, 2001. Net unrealized gains and losses may also differ for book and tax purposes as a result of disallowance for tax purposes of built-in losses that were acquired under the Agreement on Transfer of Assets.

TRUSTEES

+<F5>  Bruno Desforges          Chairman of the Board, Lepercq-Istel Trust;
                                Managing Director, Lepercq, de Neuflize & Co.
                                Incorporated; Director and Chairman of the Board, Lepercq, de Neuflize Securities Inc.

       Stanley A. Deitch        Principal, CPI Associates, Inc., Member,
                                American Institute of CPA's.

+<F5>  Francois Letaconnoux     Director, President and Chief Executive Officer,
                                Lepercq Inc., Lepercq, de Neuflize & Co.
                                Incorporated and Lepercq, de Neuflize Securities
                                Inc.

       Jean-Louis Milin         Managing Director, Banque de Neuflize,
                                Schlumberger, Mallet

*<F4>  Marvin Schiller, Ph.D.   Director, Tutor Time Learning Systems, Inc.;
                                General Partner, Reprise Capital Corp.

*<F4>  Franz Skryanz            Financial Consultant

       Marie-Monique Steckel    President, France Telecom North America;
                                Director, Microcard Technologies Inc.;
                                Director, GlobeCast North America Inc.;
                                Director, C&P Press, Inc.

       Dennis Tarzian           President and Chief Executive Officer, New
                                Century Education Corp.; Director, National
                                Registered Agents, Inc.

*<F4>  Member of Audit, Ethics and Nominating Committees

+<F5>  Interested Trustees

OFFICERS

  Tsering Ngudu                          President
  Jerry Getsos                           Executive Vice President
  Peter Hartnedy                         Secretary and Treasurer

  Investment Adviser                     Lepercq, de Neuflize & Co.
                                           Incorporated, New York
  Underwriter and Distributor            Lepercq, de Neuflize Securities Inc.,
                                           New York
  Dividend Paying Agent, Transfer Agent,
  Administrator and Fund Accountant      Firstar Mutual Fund Services,
                                           LLC, Milwaukee
  Custodian                              Firstar Bank Milwaukee, N.A., Milwaukee
  Legal Counsel                          Battle Fowler LLP, New York
  Independent Auditors                   KPMG LLP, Milwaukee

(Lepercq-Istel Fund LOGO)

1675 Broadway, New York, N.Y. 10019
Telephone:(212) 698-0749
Shareholder Services: (800) 497-1411

This report is issued for the information of shareholders of Lepercq-Istel Fund, and is not authorized for distribution to prospective investors in the Fund unless it is preceded or accompanied by a current prospectus.